Capital management and solvency (Tables)	6 Months Ended
Jun. 30, 2024
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Disclosure of Estimated Capital Position

EUR millions	June 30, 2024 ¹	December 31, 2023

Group Own Funds	14,155	14,250

Group SCR	7,462	7,366

Group Solvency ratio	190%	193%
¹ The Group Solvency ratio is an estimates, is not final until filed with the respective supervisory authority.

Summary of Composition of Eligible Own Funds Across Tiers
The table below provides the composition of Aegon’s Eligible Own Funds across Tiers:

EUR millions	June 30, 2024 ¹	December 31, 2023

Tier 1- unrestricted	10,219	9,633

Tier 1- restricted	1,857	1,852

Tier 2	1,503	2,198

Tier 3	576	567

Total Eligible Own Funds	14,155	14,250
¹ The Group Solvency ratio is an estimates, is not final until filed with the respective supervisory authority.